Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 1,710,959	$ 2,904,174
Adjustments to reconcile net income to net cash used in operating activities:
Trust investment income	(2,674,089)	(3,580,311)
Unrealized loss on investments held in trust account	92,316
Changes in operating assets and liabilities:
Prepaid expense	122,423	80,578
Accounts payable and accrued offering costs and expenses	590,780	(34,916)
Other payable	125,000
Promissory note – related party	19,620
Promissory note – third party	43,646
Net cash provided by (used in) operating activities	30,655	(630,475)
Cash flows from investing activities:
Cash deposited to trust account	(495,000)	(165,000)
Cash deposited to trust escrow account	(55,000)
Cash withdrawn from trust account in connection with redemption	35,956,676	23,282,936
Net cash provided by investing activities	35,406,676	23,117,936
Cash flows from financing activities:
Proceeds from promissory note – related party	55,000	165,000
Proceeds from promissory note – third party	440,000
Redemption of ordinary shares	(35,956,676)	(23,282,936)
Net cash used in financing activities	(35,461,676)	(23,117,936)
Net change in cash	(24,345)	(630,475)
Cash at beginning of period	28,560	659,035
Cash at end of period	4,215	28,560
Supplemental disclosure of noncash investing and financing activities
Accretion for ordinary shares subject to redemption amount	3,131,773	3,580,311
Accrued expenses converted to promissory note– related party	267,426
Accrued expenses converted to promissory note – third party	48,164
Prepaid expenses paid by promissory note – third party	$ 91,639